Note 11 - Segment Information - Revenue by Region (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenues	$ 121,038,735	$ 122,026,302
UNITED STATES
Statement Line Items [Line Items]
Revenues	81,876,626	88,970,329
CANADA
Statement Line Items [Line Items]
Revenues	17,242,502	17,183,464
Europe and other [member]
Statement Line Items [Line Items]
Revenues	$ 21,919,607	$ 15,872,509